FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         September 30, 2006

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:         28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



Christine M. Smyth     Milwaukee, Wisconsin     11/13/06
-------------------   ----------------------   ----------
    (Signature)           (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             86

Form 13F Information Table Value Total:       $172,186
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None









                                            Marietta Investment Partners, LLC
                                               Form 13F Information Table
                                                   September 30, 2006

                                                                                                     Voting Authority
                                                                                                  -----------------------
                               Title of                Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 class         CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole     Shared None
--------------------------     ------------- --------- -------- ------- --- ---- ------- -------- -------  ------ -------
3M CO.                         COM           88579Y101    1,034  13,900 SH       Sole               13,900
ABBOTT LABS                    COM           002824100    1,897  39,075 SH       Sole               38,325            750
ADOBE SYS INC.                 COM           00724F101    3,566  95,200 SH       Sole               65,125         30,075
AFLAC INC.                     COM           001055102      458  10,000 SH       Sole               10,000
ALTRIA GROUP INC.              COM           02209S103    1,018  13,300 SH       Sole               12,900            400
AMGEN INC.                     COM           031162100      250   3,500 SH       Sole                3,500
APACHE CORP.                   COM           037411105    3,317  52,489 SH       Sole               38,389         14,100
APPLE COMPUTER INC.            COM           037833100      286   3,720 SH       Sole                3,720
AUTOMATIC DATA PROCESS         COM           053015103      215   4,550 SH       Sole                4,550
BAKER HUGHES INC.              COM           057224107    2,300  33,730 SH       Sole               24,660          9,070
BANK OF AMERICA CORP.          COM           060505104    3,639  67,935 SH       Sole               51,685         16,250
BANTA CORP.                    COM           066821109      471   9,897 SH       Sole                9,897
BERKSHIRE HATHAWAY INC.        CL A          084670108    1,533      16 SH       Sole                   16
BERKSHIRE HATHAWAY INC.        CL B          084670207    2,419     762 SH       Sole                  740             22
BEST BUY INC.                  COM           086516101      406   7,587 SH       Sole                6,675            912
BP PLC                         SPONSORED ADR 055622104    1,542  23,512 SH       Sole               23,512
BRIGGS & STRATTON CORP.        COM           109043109      573  20,800 SH       Sole               20,800
BRISTOL MYERS SQUIBB           COM           110122108    1,185  47,545 SH       Sole               45,945          1,600
CAMPBELL SOUP CO.              COM           134429109      488  13,375 SH       Sole               13,375
CHEVRON CORP NEW               COM           166764100    2,068  31,885 SH       Sole               28,935          2,950
CITIGROUP INC.                 COM           172967101    1,513  30,456 SH       Sole               30,456
COACH INC.                     COM           189754104    1,730  50,286 SH       Sole               50,286
COGNIZANT TECH SOLUTIONS       CL A          192446102    3,436  46,430 SH       Sole               31,480         14,950
COLGATE PALMOLIVE CO.          COM           194162103    2,421  38,990 SH       Sole               25,590         13,400
CONOCOPHILLIPS                 COM           20825C104      356   5,986 SH       Sole                5,986
COVANCE INC.                   COM           222816100      232   3,490 SH       Sole                3,490
DANAHER CORP DEL               COM           235851102    4,402  64,110 SH       Sole               46,960         17,150
DEVON ENERGY CORP NEW          COM           25179M103      275   4,349 SH       Sole                3,749            600
DOMINION RES VA NEW            COM           25746U109      722   9,442 SH       Sole                9,442
DOW CHEM CO.                   COM           260543103      795  20,400 SH       Sole               20,400
DU PONT E I DE NEMOURS         COM           263534109      758  17,700 SH       Sole               17,700
EMERSON ELEC CO.               COM           291011104    3,686  43,960 SH       Sole               33,810         10,150
EXXON MOBIL CORP.              COM           30231G102    5,055  75,338 SH       Sole               71,738          3,600
FASTENAL CO.                   COM           311900104    1,335  34,600 SH       Sole               34,600
FISERV INC.                    COM           337738108    2,170  46,087 SH       Sole               45,987            100
GENENTECH INC.                 COM NEW       368710406    4,340  52,480 SH       Sole               41,480         11,000
GENERAL ELEC CO.               COM           369604103    7,310 207,091 SH       Sole              174,657         32,434
GILEAD SCIENCES INC.           COM           375558103      805  11,710 SH       Sole               11,310            400
GOLDMAN SACHS GROUP            COM           38141G104    5,281  31,215 SH       Sole               25,290          5,925
GRANT PRIDECO INC.             COM           38821G101      290   7,619 SH       Sole                7,619
ILLINOIS TOOL WKS INC.         COM           452308109      427   9,500 SH       Sole                7,100          2,400
INTERNATIONAL BUSINESS MACHS C COM           459200101      370   4,520 SH       Sole                4,520
JOHNSON & JOHNSON              COM           478160104    4,279  65,885 SH       Sole               54,335         11,550
JOHNSON CTLS INC.              COM           478366107      491   6,850 SH       Sole                6,850
JPMORGAN CHASE & COMPANY       COM           46625H100    1,852  39,436 SH       Sole               38,936            500
KELLOGG CO.                    COM           487836108    3,121  63,016 SH       Sole               48,616         14,400
KIMBERLY CLARK CORP.           COM           494368103    1,703  26,060 SH       Sole               26,060
KOHLS CORP.                    COM           500255104    1,518  23,380 SH       Sole               23,280            100
LAUREATE EDUCATION INC.        COM           518613104      475   9,935 SH       Sole                9,935
MANPOWER INC.                  COM           56418H100      686  11,200 SH       Sole               11,200
MARSHALL & ILSLEY CORP.        COM           571834100    1,978  41,047 SH       Sole               41,047
MEDCO HEALTH SOLUTIONS         COM           58405U102    4,756  79,119 SH       Sole               63,869         15,250
MEDTRONIC INC.                 COM           585055106    3,143  67,675 SH       Sole               49,625         18,050
MGIC INVT CORP WIS COM         COM           552848103    1,658  27,642 SH       Sole               27,642
MICROSOFT CORP.                COM           594918104    1,011  36,950 SH       Sole               30,350          6,600
MOTOROLA INC.                  COM           620076109    4,891 195,640 SH       Sole              145,540         50,100
NASDAQ 100 TR                  UNIT SER 1    631100104      628  15,440 SH       Sole               15,040            400
NATIONAL OILWELL VARCO         COM           637071101    1,028  17,560 SH       Sole               14,200          3,360
NATIONAL PRESTO INDS           COM           637215104      301   5,437 SH       Sole                5,437
NEWMONT MINING CORP.           COM           651639106      258   6,034 SH       Sole                6,034
NORDSTROM INC.                 COM           655664100    3,536  83,585 SH       Sole               61,185         22,400
NOVARTIS A G                   SPONSORED ADR 66987V109    1,986  33,990 SH       Sole               19,490         14,500
ORACLE CORP.                   COM           68389X105      974  54,885 SH       Sole               52,585          2,300
PEPSICO INC.                   COM           713448108    6,849 104,947 SH       Sole               88,637         16,310
PFIZER INC.                    COM           717081103      249   8,775 SH       Sole                7,775          1,000
PPG INDS INC.                  COM           693506107      340   5,064 SH       Sole                5,064
PRICE T ROWE GROUP INC.        COM           74144T108    5,206 108,790 SH       Sole               81,270         27,520
PROCTER & GAMBLE CO.           COM           742718109    6,275 101,240 SH       Sole               83,140         18,100
ROCKWELL COLLINS INC.          COM           774341101    3,918  71,450 SH       Sole               55,970         15,480
ROYAL DUTCH SHELL PLC          SPONS ADR A   780259206    1,778  26,900 SH       Sole               26,900
SARA LEE CORP.                 COM           803111103      535  33,320 SH       Sole               33,320
SNAP ON INC.                   COM           833034101      501  11,248 SH       Sole               11,248
STARWOOD HOTELS&RESORT         COM           85590A401    2,202  38,495 SH       Sole               23,345         15,150
STATE STREET CORP.             COM           857477103    3,674  58,880 SH       Sole               41,090         17,790
TEXAS INSTRUMENTS INC.         COM           882508104    4,562 137,211 SH       Sole               99,886         37,325
TRANSOCEAN, INC.               ORD           G90078109    1,565  21,374 SH       Sole               15,104          6,270
UNDER ARMOUR INC.              CL A          904311107      368   9,200 SH       Sole                9,100            100
US BANCORP DEL COM NEW         COM           902973304    2,554  76,883 SH       Sole               76,883
VARIAN MED SYS INC.            COM           92220P105      567  10,620 SH       Sole                9,970            650
WAL MART STORES INC.           COM           931142103      217   4,400 SH       Sole                4,400
WALGREEN CO.                   COM           931422109    6,277 141,410 SH       Sole              113,070         28,340
WEATHERFORD INTL LTD.          COM           G95089101    1,187  28,450 SH       Sole               28,450
WELLS FARGO CO.                COM           949746101    3,793 104,830 SH       Sole               78,530         26,300
WEYERHAEUSER CO.               COM           962166104      277   4,500 SH       Sole                4,500
YUM BRANDS INC.                COM           988498101      234   4,498 SH       Sole                4,498
ZIMMER HOLDINGS INC W/I        COM           98956P102    2,411  35,719 SH       Sole               23,659         12,060
REPORT SUMMARY                 86                       172,186